Leases - Summary of supplemental cash flow (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 45,682	¥ 51,370